Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Income Securities Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2024
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2024